Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories
Note 5 - Inventories

	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands

Raw materials	28,567	28,549
Work in progress	130	697
Finished products	32,890	30,447

	61,587	59,693

During the years ended December 31, 2025, 2024 and 2023, the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $2,752 thousand, $3,939 thousand and $7,731 thousand, respectively that have been included in Cost of revenues.

As of December 31, 2025, the Company has an outstanding inventory purchase orders with its suppliers in the amount of $18,180 thousand. The commitments are due primarily within one year.